UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cavalry Management Group, LLC

Address:   Two Embarcadero Center, Suite 600
           San Francisco, CA  94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John F. Milani
Title:  General Counsel and Chief Compliance Officer
Phone:  415-439-7165

Signature,  Place,  and  Date  of  Signing:

/s/ John F. Milani                 San Francisco, CA                  2/9/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      488,434
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGRIUM INC CAD NPV COM (USD) COM            008916108    13822   138400 SH       SOLE                 138400      0    0
ARCH COAL INC                COM            039380100    13670  1867500 SH       SOLE                1867500      0    0
BAZAARVOICE INC              COM            073271108      495    52988 SH       SOLE                  52988      0    0
BROADCOM CORP CLASS A        CL A           111320107     4766   143500 SH       SOLE                 143500      0    0
CF INDS HLDGS INC            COM            125269100    13303    65480 SH       SOLE                  65480      0    0
CANADIAN SOLAR INC           COM            136635109     1231   362000 SH       SOLE                 362000      0    0
CAVIUM INC                   COM            14964U108    11913   381701 SH       SOLE                 381701      0    0
CITRIX SYSTEMS INC           COM            177376100    21786   332000 SH       SOLE                 332000      0    0
DANAHER CORP                 COM            235851102     7666   137133 SH       SOLE                 137133      0    0
EBAY INC                     COM            278642103    24821   486700 SH       SOLE                 486700      0    0
ERICSSON B                   ADR B SEK 10   294821608    38342  3796275 SH       SOLE                3796275      0    0
FACEBOOK INC                 CL A           30303M102    69730  2619480 SH       SOLE                2619480      0    0
GIANT INTERCTIVE             ADR            374511103     1064   196644 SH       SOLE                 196644      0    0
LINKEDIN CORP                COM CL A       53578A108     3539    30819 SH       SOLE                  30819      0    0
MICROSOFT CORP               COM            594918104    53350  1997417 SH       SOLE                1997417      0    0
OASIS PETROLEUM INC          COM            674215108     8045   253000 SH       SOLE                 253000      0    0
POWERSHARES QQQ NASDAQ 100   UNIT SER 1     73935A104     2521    38700 SH       SOLE                  38700      0    0
PRICELINE COM INC            COM NEW        741503403     1383     2230 SH       SOLE                   2230      0    0
QUALCOMM INC                 COM            747525103    24057   388900 SH       SOLE                 388900      0    0
SERVICESOURCE INTERNATIONAL  COM            81763U100      293    50000 SH       SOLE                  50000      0    0
VERIZON COMMUNICATIONS       COM            92343V104    45450  1050372 SH       SOLE                1050372      0    0
WESTERN DIGITAL CORP         COM            958102105    68553  1613400 SH       SOLE                1613400      0    0
WORKDAY INC                  WDAY           98138H101    39886   731850 SH       SOLE                 731850      0    0
YAHOO INC                    COM            984332106    18676   938500 SH       SOLE                 938500      0    0
YELP INC                     CL A           985817105       72     3832 SH       SOLE                   3832      0    0


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